Derivatives - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Total value of margins pledged in guarantee	R$ 18,284	R$ 12,246